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                                                  Filed pursuant to Rule 497(e)
                                                     Registration No. 333-22931



                         LOOMIS SAYLES INVESTMENT TRUST

           LOOMIS SAYLES CALIFORNIA TAX-FREE INCOME FUND (THE "FUND")

                        SUPPLEMENT DATED JULY 23, 2002 TO
          LOOMIS SAYLES INVESTMENT TRUST FIXED INCOME FUNDS PROSPECTUS
                 DATED FEBRUARY 1, 2002, AS REVISED MAY 1, 2002

Effective immediately, shares of the Fund will no longer be available for purchase. The Fund currently intends to cease operations on or about September 20, 2002.